CREDIT AND LOANS FROM BANKS - Disclosure of Long-term bank loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 327	$ 1,444
Current maturities of loans from others and other long-term liabilities	(5,422)	(4,126)
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	1,428	2,496
Current maturities of loans from others and other long-term liabilities	(1,101)	(1,052)
Non-current portion of non-current borrowings	$ 327	$ 1,444